Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	May 26, 2022
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 80,061	$ 191,584
Public Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	2,698	5,397
Public Warrants | Level 1
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	2,698	5,397
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	1,981	3,834
Private Placement Warrants | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	1,981	3,834
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	78,080	187,750
Earnout Liability | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 78,080	$ 187,750